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                       [THE LEGENDS FUND, INC. LETTERHEAD]


                                                 November 6, 2000

VIA ELECTRONIC FILING

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

               Re:  The Legends Fund, Inc.
                    Post-Effective Amendment No. 13 to the
                    the  Registration Statement on Form N-1A
                    Securities Act File No. 33-50434
                    Investment Company Act File No. 811-7084
                    ----------------------------------------

Ladies and Gentlemen:

               Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Legends Fund, Inc. (the "Fund") hereby certifies that:

1. The form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

2. The text of Post-Effect Amendment No. 13 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 31, 2000.

                                                 Very truly yours,

                                                 THE LEGENDS FUND, INC.



                                                 By:   /s/ Kevin L. Howard
                                                    ---------------------------
                                                     Kevin L. Howard, Secretary